PRINCIPAL ACCOUNTING POLICIES - Acquisitions (Details) - CNY (¥) ¥ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Minimum
Business combination disclosures
Intangible asset useful life		2 years
Maximum
Business combination disclosures
Intangible asset useful life		15 years
Business of acquisition OTA
Business combination disclosures
Total purchase consideration	¥ 1,967.0
Cash consideration	97.0
Business combination acquisition of previously held equity interest fair value	1,870.0
Gain from re-measurement of previously held equity interest to the fair value	¥ 4.0
Business of acquisition OTA | Software
Business combination disclosures
Finite-lived intangible assets, amortization method	straight-line basis
Business of acquisition OTA | Software | Minimum
Business combination disclosures
Intangible asset useful life	2 years
Business of acquisition OTA | Software | Maximum
Business combination disclosures
Intangible asset useful life	10 years
Others
Business combination disclosures
Total purchase consideration			¥ 3.5	¥ 8.0
Identifiable intangible assets		¥ 0.0	¥ 2.6	¥ 10.0